Shareholder Report, Line Graph (Details) 191453_CrossingBridge Low Duration High Yield Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)									12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Jan. 31, 2018	Sep. 30, 2025
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name									Institutional Class
Accumulated Value	$ 13,467	$ 12,411	$ 11,597	$ 11,642	$ 10,645	$ 10,471	$ 10,195	$ 10,000	$ 14,320
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,164	10,006	9,942	11,642	11,747	10,980	9,955	10,000	$ 11,485
ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									ICE BofA 0-3 Year U.S. High Yield Excluding Financials Index
Accumulated Value	13,899	12,430	11,338	11,853	10,693	10,718	10,363	10,000	$ 14,987
ICE BofA 0-3 Year U.S. Treasury Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									ICE BofA 0-3 Year U.S. Treasury Index
Accumulated Value	11,429	10,742	10,415	10,781	10,775	10,464	10,077	10,000	$ 11,891
ICE BofA 1-3 Year US Corporate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									ICE BofA 1-3 Year U.S. Corporate Bond Index
Accumulated Value	$ 11,913	$ 10,993	$ 10,578	$ 11,239	$ 11,097	$ 10,639	$ 10,098	$ 10,000	$ 12,491